Accounts Payable and Accrued Liabilities (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable and Accrued Liabilities [Line Items]
Trade payables	321	387
Accrued charges	325	245
Payroll-related accruals	95	103
Accrued interest	75	64
Accrued vacation	74	76
Dividends payable	61	51
Provision for restructuring	89	55	72
Personal injury and other claims provision	54	53
Income and other taxes payable	36	39
Stock-based compensation liabilities	21	32
Provision for environmental remediation (Note 20)	12	15
Total return swap		3
Other	43	45
Total accounts payable and accrued liabilities	1,176	1,133
Business Restructuring Reserves
Accounts Payable and Accrued Liabilities [Line Items]
Provision for restructuring	59	20